Note 18 - Derivatives (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) € / $	Dec. 31, 2017 USD ($) € / $	Dec. 31, 2016 USD ($)
Swaps Breakage Cost	$ 1,234		$ 9,701
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 3,402
Number of Foreign Currency Derivatives Held	5	2
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 10,000	$ 4,000
Derivative, Average Forward Exchange Rate | € / $	1.1514	1.1682
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ (112)	$ 197	(437)
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(386)	(2,212)	$ (8,500)
Interest Rate Swaps That Meet the Criteria for Hedge Accounting [Member]
Derivative Liability, Notional Amount	310,785	656,096
Interest Rate Fair Value Hedge Derivative at Fair Value, Net, Total	7,107	2,031
Swaps Breakage Cost	1,234
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	3,402
Interest Rate Swaps That Do Not Meet the Criteria For Hedge Accounting [Member]
Derivative Liability, Notional Amount	49,659	89,752
Interest Rate Fair Value Hedge Derivative at Fair Value, Net, Total	$ 134	$ (980)